Business Combination and Acquisitions Business Combination - Summary of Purchase price allocation of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Sep. 26, 2021	Apr. 14, 2021	Dec. 31, 2020	Dec. 18, 2020	Nov. 16, 2020	Nov. 11, 2020	Dec. 31, 2019	Oct. 18, 2019	Dec. 31, 2018	Oct. 26, 2018
Business Acquisition [Line Items]
Cash								$ 218		$ 7,981
Accounts receivable								94		24,740
Inventory								231		109,507
Property, plant and equipment								7		29,313
Other assets								60		2,987
Technology intangible								5,695		4,880
Goodwill	$ 381,860		$ 359,099				$ 297,607	2,072	$ 296,618	233,090
Accounts payable								(64)		(14,098)
Accrued liabilities								(4)		(17,148)
Deferred taxes								(1,580)		(56,885)
Net assets acquired and liabilities assumed								7,239		599,857
Previously Reported [Member]
Business Acquisition [Line Items]
Goodwill					$ 843
Customer Relationships [Member]
Business Acquisition [Line Items]
Technology intangible										157,255
Trade Names [Member]
Business Acquisition [Line Items]
Technology intangible								$ 510		$ 118,235
Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Cash						$ 205
Accounts receivable						3,947
Inventory						14,198
Property, plant and equipment						1,296
Other assets						189
Goodwill						7,551
Accounts payable						(2,524)
Accrued liabilities						(648)
Net assets acquired and liabilities assumed						49,104
Drake Automotive Group LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Technology intangible						17,175
Drake Automotive Group LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Technology intangible						$ 7,715
Simpson Performance Products, Inc. [Member]
Business Acquisition [Line Items]
Cash					7,715
Accounts receivable					3,894
Inventory					18,495
Property, plant and equipment					5,952
Other assets					1,613
Goodwill					52,148
Accounts payable					(2,483)
Accrued liabilities					(7,787)
Deferred taxes					(12,993)
Debt					(4,615)
Net assets acquired and liabilities assumed					117,409
Simpson Performance Products, Inc. [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Cash					7,715
Accounts receivable					3,894
Inventory					19,265
Property, plant and equipment					5,952
Other assets					1,613
Goodwill					51,305
Accounts payable					(2,483)
Accrued liabilities					(7,787)
Deferred taxes					(12,993)
Debt					(4,615)
Net assets acquired and liabilities assumed					117,336
Simpson Performance Products, Inc. [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Cash					0
Accounts receivable					0
Inventory					(770)
Property, plant and equipment					0
Other assets					0
Goodwill					51,305
Accounts payable					0
Accrued liabilities					0
Deferred taxes					0
Debt					0
Net assets acquired and liabilities assumed					73
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Technology intangible					28,770
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Technology intangible					28,770
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Technology intangible					0
Simpson Performance Products, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Technology intangible					23,980
Simpson Performance Products, Inc. [Member] | Trade Names [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Technology intangible					23,980
Simpson Performance Products, Inc. [Member] | Trade Names [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Technology intangible					0
Simpson Performance Products, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Technology intangible					2,720
Simpson Performance Products, Inc. [Member] | Patents [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Technology intangible					2,720
Simpson Performance Products, Inc. [Member] | Patents [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Technology intangible					0
Simpson Performance Products, Inc. [Member] | Technology Intangible [Member]
Business Acquisition [Line Items]
Net assets acquired and liabilities assumed					$ 117,336
Detroit Speed, Inc. [Member]
Business Acquisition [Line Items]
Cash				$ 1,784
Accounts receivable				418
Inventory				3,478
Property, plant and equipment				3,040
Other assets				215
Goodwill				2,636
Accounts payable				(668)
Accrued liabilities				(1,019)
Deferred taxes				(274)
Net assets acquired and liabilities assumed				11,297
Detroit Speed, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Technology intangible				560
Detroit Speed, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Technology intangible				$ 1,127
Advance Engine Management Inc. [Member]
Business Acquisition [Line Items]
Accounts receivable		$ 3,393
Inventory		3,892
Property, plant and equipment		1,342
Other assets		402
Goodwill		17,006
Accounts payable		(1,922)
Accrued liabilities		(350)
Net assets acquired and liabilities assumed		51,243
Advance Engine Management Inc. [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Accounts receivable		3,454
Inventory		3,892
Property, plant and equipment		1,342
Other assets		493
Goodwill		17,426
Accounts payable		(2,032)
Accrued liabilities		(489)
Net assets acquired and liabilities assumed		51,566
Advance Engine Management Inc. [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Accounts receivable		(61)
Inventory		0
Property, plant and equipment		0
Other assets		(91)
Goodwill		(420)
Accounts payable		110
Accrued liabilities		139
Net assets acquired and liabilities assumed		(323)
Advance Engine Management Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Technology intangible		14,640
Advance Engine Management Inc. [Member] | Customer Relationships [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Technology intangible		14,640
Advance Engine Management Inc. [Member] | Customer Relationships [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Technology intangible		0
Advance Engine Management Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Technology intangible		10,760
Advance Engine Management Inc. [Member] | Trade Names [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Technology intangible		10,760
Advance Engine Management Inc. [Member] | Trade Names [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Technology intangible		0
Advance Engine Management Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Technology intangible		1,970
Advance Engine Management Inc. [Member] | Patents [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Technology intangible		1,970
Advance Engine Management Inc. [Member] | Patents [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Technology intangible		0
Advance Engine Management Inc. [Member] | Technology Intangible [Member]
Business Acquisition [Line Items]
Technology intangible		110
Advance Engine Management Inc. [Member] | Technology Intangible [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Technology intangible		110
Advance Engine Management Inc. [Member] | Technology Intangible [Member] | Revision of Prior Period, Adjustment [Member]
Business Acquisition [Line Items]
Technology intangible		$ 0